Summary Of Significant Accounting Policies (Schedule of movement in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combination Segment Allocation [Line Items]
Beginning balance	$ 472,366	$ 472,322
Business combinations	4,396
Foreign currency adjustments	125	44
Ending balance	476,887	472,366
Segment VITAS [Member]
Business Combination Segment Allocation [Line Items]
Beginning balance	328,301	328,301
Foreign currency adjustments
Ending balance	328,301	328,301
Roto-Rooter segment [Member]
Business Combination Segment Allocation [Line Items]
Beginning balance	144,065	144,021
Business combinations	4,396
Foreign currency adjustments	125	44
Ending balance	$ 148,586	$ 144,065